Segment Reporting - Summary of Geographical Areas (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Disclosure of geographical areas [line items]
Revenue	$ 410,741	$ 555,198	$ 434,723	$ 330,265
Non-current assets		73,406	70,471
Singapore [Member]
Disclosure of geographical areas [line items]
Revenue	106,524	143,989	121,062	96,175
Non-current assets		11,238	5,427
Philippines [Member]
Disclosure of geographical areas [line items]
Revenue	106,763	144,313	109,268	84,169
Non-current assets		24,009	29,621
Malaysia [Member]
Disclosure of geographical areas [line items]
Revenue	107,408	145,184	112,976	82,795
Non-current assets		8,219	11,246
Thailand [Member]
Disclosure of geographical areas [line items]
Revenue	52,951	71,574	54,185	41,445
Non-current assets		11,692	11,317
China [Member]
Disclosure of geographical areas [line items]
Revenue	8,635	11,671	11,500	16,099
Non-current assets		1,868	2,606
Japan [Member]
Disclosure of geographical areas [line items]
Revenue	22,814	30,838	22,759	9,008
Non-current assets		5,670	836
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	5,179	7,000	2,973	574
Non-current assets		2,486	2,449
India [Member]
Disclosure of geographical areas [line items]
Revenue	67	90	0	0
Non-current assets		4,005	3,745
Colombia [Member]
Disclosure of geographical areas [line items]
Revenue	321	432	0	0
Non-current assets		4,158	3,224
Romania [Member]
Disclosure of geographical areas [line items]
Revenue	3	4	0	0
Non-current assets		5	0
South Korea [Member]
Disclosure of geographical areas [line items]
Revenue	$ 76	103	0	$ 0
Non-current assets		$ 56	$ 0